Income Taxes - Schedule of (Loss) Income From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	$ (1,510,754)	[1]	$ (866,201)	[1]	$ 1,197,685	[1]
Russia Entities [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(608,551)		(617,919)		1,419,818
Switzerland [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(583,963)		2,394		(57,874)
British Virgin Islands [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	38,129		16,808		5,467
Romania Entities [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(87,006)		(340,988)		(161,294)
Lithuania [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	1,048		(10,832)		(1,542)
Kazakhstan [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(4,524)		(13,107)		10,558
USA [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	(101,977)		(114,985)		36,397
Other [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Income before income tax	$ (163,910)		$ 212,428		$ (53,845)

[1]	See Note 19